Consolidated Real Estate and Accumulated Depreciation and Depletion	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
Consolidated Real Estate and Accumulated Depreciation and Depletion

FRP HOLDINGS, INC.

SCHEDULE III (CONSOLIDATED)-REAL ESTATE & ACCUMULATED DEPRECIATION AND

DEPLETION (dollars in thousands)

DECEMBER 31, 2017

County	Encumb- rances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount at which carried at end of period (a)	Accumulated Depreciation & Depletion	Year Of Constr- uction	Date Acquired	Depreciation Life Computed on:
Mining Royalty Lands
Alachua, FL		$1,442	$0	$1,442	$166	n/a	4/86	unit
Clayton, GA		369	0	369	5	n/a	4/86	unit
Fayette, GA		685	200	885	83	n/a	4/86	unit
Lake, FL		402	0	402	158	n/a	4/86	unit
Lake, FL		1,083	0	1,083	986	n/a	4/86	unit
Lake Louisa, FL		11,039	0	11,039	0	n/a	5/12	unit
Lee, FL		4,690	13	4,703	11	n/a	4/86	unit
Monroe, GA		792	0	792	292	n/a	4/86	unit
Muscogee, GA		369	(45)	324	324	n/a	4/86	unit
Prince William, VA		298	0	298	298	n/a	4/86	unit
Putnam, FL		15,002	37	15,039	4,618	n/a	4/86	Unit
Putnam, FL		302	(2)	300	283	n/a	4/86	5 yr.
Spalding, GA		20	0	20	0	n/a	4/86	n/a
Marion, FL		1,180	4	1,184	599	n/a	4/86	Unit
Investment Property		1,629	(101)	1,528	697	n/a	4/86	n/a
	0	39,302	106	39,408	8,520
Asset Management Properties
Baltimore, MD	1,551	439	4,814	5,253	3,032	1990	10/89	39 yr.
Baltimore, MD	3,004	950	7,727	8,677	5,136	1994	12/91	39 yr.
Baltimore, MD	720	690	3,355	4,045	1,648	2000	07/99	39 yr.
Baltimore, MD	0	1,435	4,259	5,694	1,304	2008	12/02	39 yr.
Baltimore, MD	0	4,309	310	4,619	423	1999	06/14	39 yr.
Baltimore, MD	0	8,412	1,026	9,438	351	1967	06/16	39 yr.
Baltimore City, MD	4,305	6,094	12,790	18,884	1,708	2016	12/10	39 yr.
Baltimore City, MD	0	7,442	2,051	9,493	1,522	1990	6/13	39 yr.
Duval, FL	0	2,416	541	2,957	2,797	n/a	4/86	25 yr.
Harford, MD	145	31	3,830	3,861	2,288	1998	8/95	39 yr.
Harford, MD	873	50	5,709	5,759	2,745	1999	8/95	39 yr.
Harford, MD	2,093	85	7,187	7,272	3,876	2001	8/95	39 yr.
Harford, MD	1,809	88	10,167	10,255	4,668	2007	8/95	39 yr.
Harford, MD	1,191	155	13,048	13,203	4,880	2009	8/95	39 yr.
Howard, MD	0	2,859	5,513	8,372	4,627	1996	9/88	39 yr.
Howard, MD	651	2,473	1,043	3,516	1,577	2000	3/00	39 yr.
Elkridge, MD	0	8,920	63	8,983	844	1974	10/16	39 yr.
Anne Arundel, MD	7,473	715	9,515	10,230	6,220	1989	9/88	39 yr.
Anne Arundel, MD	3,486	950	14,285	15,235	5,707	2003	5/98	39 yr.
Anne Arundel, MD	0	1,525	10,800	12,325	4,143	2005	8/04	39 yr.
Anne Arundel, MD	3,097	737	5,440	6,177	2,137	2006	1/03	39 yr.
Anne Arundel, MD	0	666	10,642	11,308	3,273	2012	7/07	39 yr.
Norfolk, VA	0	7,512	40	7,552	2,946	2004	10/04	39 yr.
Prince William, VA	0	10,442	39,553	49,995	4,176	2017	12/05	39 yr.
Newcastle Co., DE	0	11,559	3,657	15,216	5,285	2004	4/04	39 yr.
	30,398	80,954	177,365	258,319	77,313
Land Development and Construction Properties
Carroll, MD	0	4,720	2,479	7,199	0	n/a	3/08	n/a
Harford, MD	0	92	1,600	1,692	0	n/a	8/95	n/a
Washington D.C.	0	2,957	10,679	13,636	3,044	n/a	4/86	15 yr.
Washington D.C.	0	3,811	4,644	8,455	137	n/a	10/97	n/a
	0	11,580	19,402	30,982	3,181

Residential Rental Properties
Washington D.C.	90,000	6,165	142,031	148,196	5,264	2016	07/17	39 yr.

GRAND TOTALS	$120,398	$138,001	$338,904	$476,905	$94,278

(a) The aggregate cost for Federal income tax purposes is $378,255.

FRP HOLDINGS, INC.

SCHEDULE III (CONSOLIDATED) - REAL ESTATE AND

ACCUMULATED DEPRECIATION AND DEPLETION

(In thousands)

	Year ended	Three months ended	Year ended		Year ended
	December 31,	December 31,	September 30,		September 30,
	2017	2016	2016		2015

Gross Carrying Cost of Real Estate:

Balance at beginning of period	$313,137	307,473	292,528		286,671

Additions during period:
Amounts capitalized	163,879	5,664	27,439		6,063

Deductions during period:
Cost of real estate sold	—	—	(5,011)		—
Other	(111)	—	(7,483)	(1)	(206)

Balance at close of period	$476,905	313,137	307,473		292,528

Accumulated Depreciation & Depletion:

Balance at beginning of period	$81,914	79,973	73,480		67,598

Additions during period:
Charged to cost & expense	12,448	1,941	6,690		5,902

Deductions during period:
Real estate sold	—	—	—		—
Other	(84)	—	(197)		(20)

Balance at close of period	$94,278	81,914	79,973		73,480

(1) Includes $6,828 of property cost transferred to Investment in Joint Ventures for the joint venture partnership with St. John Properties.